Term deposits and other financial assets	6 Months Ended
Jun. 30, 2024
Term Deposits
Term deposits and other financial assets
10 Term deposits and other financial assets
Term deposits and other financial assets are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Financial assets at fair value through OCI	84,023	46,782
Short term deposits - banks	1,065	965
Term Deposits and other financial assets	85,088	47,747
Deposits represent interest bearing deposits with a commercial bank for a fixed period of more than 3 months.
Other financial assets comprised the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Current financial assets measured at fair value through other comprehensive income	84,023	46,782
Other financial assets – current	84,023	46,782
Financial assets measured at fair value through other comprehensive income comprise investments in listed investment grade bonds, via a discretionary account managed by Citi Private Bank, with the objective of maintaining capital and obtaining benchmark yields. The Group holds these investments under a “hold to collect and sell” business model as defined under IFRS 9. Interest income from financial assets at fair value through OCI are disclosed in Note 26. The reduction in the amount of the assets occurred throughout the six months ended June 30, 2024, is explained by the sale of listed investment grade bonds and the fair value loss.
Financial assets measured at fair value through profit or loss comprise investments in securities, with the objective of obtaining returns in line with specific market benchmarks. Fair value variances are disclosed in Note 26.
Other financial assets are presented as current whenever maturity of the investments is within 12 months of the reporting date or if management expects to sell the asset within 12 months.
Fair value reserve
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2023	(5,820)
Changes in fair value of financial assets	619
Deferred tax assets on fair value loss through other comprehensive income	(877)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 14)	3,152
Balance as of June 30, 2024	(2,668)